Loan and Lease Operations Portfolio - Summary of Analysis of Present Value of Minimum Future Payments Receivable From Finance Leases by Maturity (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of loans and lease operations [Line Items]
Payments receivable	R$ 10,512	R$ 10,525
Future financial income	(3,061)	(2,973)
Present value	7,451	R$ 7,552
From 1 to 2 years [member]
Disclosure of loans and lease operations [Line Items]
Payments receivable	1,535
Future financial income	(439)
Present value	1,096
From 2 to 3 years [member]
Disclosure of loans and lease operations [Line Items]
Payments receivable	1,223
Future financial income	(368)
Present value	855
From 3 to 4 years [member]
Disclosure of loans and lease operations [Line Items]
Payments receivable	982
Future financial income	(310)
Present value	672
From 4 to 5 years [member]
Disclosure of loans and lease operations [Line Items]
Payments receivable	1,001
Future financial income	(287)
Present value	714
Current [member]
Disclosure of loans and lease operations [Line Items]
Payments receivable	1,899
Future financial income	(421)
Present value	1,478
Current [member] | Up to one year [member]
Disclosure of loans and lease operations [Line Items]
Payments receivable	1,899
Future financial income	(421)
Present value	1,478
Non-current [member]
Disclosure of loans and lease operations [Line Items]
Payments receivable	8,613
Future financial income	(2,640)
Present value	5,973
Non-current [member] | Over 5 years [member]
Disclosure of loans and lease operations [Line Items]
Payments receivable	3,872
Future financial income	(1,236)
Present value	R$ 2,636